Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2017	2016	2015
Netherlands	1,679	537	1,528
Foreign	57	(1,140)	(42)

	1,736	(603)	1,486

Components of Benefit (Provision) for Income Taxes

The components of the benefit (provision) for income taxes are as follows:

	2017	2016	2015
Current taxes:
Netherlands	(179)	(7)	(13)
Foreign	(135)	(67)	(51)

	(314)	(74)	(64)
Deferred taxes:
Netherlands	(259)	205	(4)
Foreign	1,056	720	172

	797	925	168

Total benefit (provision) for income taxes	483	851	104

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2017	2016	2015
Statutory income tax in the Netherlands	25.0	25.0	25.0
Rate differential local statutory rates versus statutory rate of the Netherlands	(4.5)	24.2	(4.3)
Net change in valuation allowance	1.1	72.6	(13.8)
Prior year adjustments	(0.3)	0.1	—
Non-taxable income	(1.0)	1.7	(0.1)
Non-deductible expenses/losses	2.2	(7.0)	4.0
Excess deduction from share-based compensation	(0.9)	(1.2)	—
Sale of non-deductible goodwill	3.8	—	2.7
The U.S. Tax Cuts and Jobs Act	(42.3)	—	—
Other tax legislation and tax rate changes	(0.7)	(0.1)	0.2
Tax effects of remitted and unremitted earnings and withholding taxes	1.3	(2.7)	0.1
Other permanent differences	(1.1)	8.4	0.8
Tax on gains related to internal corporate reorganization transaction	—	(10.3)	—
Unrecognized tax benefits	1.8	(0.5)	0.1
Netherlands tax incentives	(7.5)	17.9	(18.5)
Foreign tax incentives	(4.7)	13.0	(3.2)

Effective tax rate	(27.8%)	141.1%	(7.0%)

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2017	2016
Operating loss and tax credit carryforwards	621	1,031
Disallowed interest carryforwards	156	432
Other accrued liabilities	100	107
Pensions	93	86
Stock Based Compensation	25	58
Restructuring liabilities	16	40
Receivables	71	36
Inventories	3	27
Other assets	2	10

Total Gross Deferred Tax Assets	1,087	1,827
Valuation Allowance	(140)	(127)

Total Net Deferred Tax Assets	947	1,700
Intangible assets (including purchase accounting basis difference)	(1,161)	(2,431)
Undistributed earnings of foreign subsidiaries	(109)	(367)
Property, plant and equipment (including purchase accounting basis difference)	(54)	(134)

Total Deferred Tax Liabilities	(1,324)	(2,932)

Net Deferred Tax Position	(377)	(1,232)

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s Consolidated Balance Sheets is as follows:

	2017	2016
Deferred tax assets within other non-current assets	324	427
Deferred tax liabilities within non-current liabilities	(701)	(1,659)

	(377)	(1,232)

Expiration of Tax Loss Carryforwards

At December 31, 2017 tax loss carryforwards of $906 million (inclusive of $250 million of U.S. state tax losses) will expire as follows:

	Balance	Scheduled expiration
	December 31,
	2017	2018	2019	2020	2021	2022	2023-2027	later	unlimited
Tax loss carryforwards	906	6	22	4	—	15	66	228	565

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $580 million (excluding the effect of unrecognized tax benefits), which are available to offset future tax, if any, and which will expire as follows:

	Balance	Scheduled expiration
	December 31,
	2017	2018	2019	2020	2021	2022	2023-2027	later	unlimited
Tax credit carryforwards	580	6	12	16	1	11	205	278	51

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
Balance as of January 1,	146	149	125
Assumed in the acquisition of Freescale	—	—	121
Decreases from activities which are held for sale	—	(7)	—
Increases from tax positions taken during prior periods	22	1	1
Decreases from tax positions taken during prior periods	—	(3)	(111)
Increases from tax positions taken during current period	11	10	15
Decreases relating to settlements with the tax authorities	(2)	(4)	(2)

Balance as of December 31,	177	146	149